Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.299%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,250,799.25

Principal:
Principal Collections	$23,064,209.38
Prepayments in Full	$10,084,235.26
Liquidation Proceeds	$675,343.66
Recoveries	$122,411.76
Sub Total	$33,946,200.06
Collections	$36,196,999.31

Purchase Amounts:
Purchase Amounts Related to Principal	$152,120.14
Purchase Amounts Related to Interest	$789.59
Sub Total	$152,909.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,349,909.04

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,349,909.04
Servicing Fee	$761,074.76	$761,074.76	$0.00	$0.00	$35,588,834.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,588,834.28
Interest - Class A-2a Notes	$133,470.48	$133,470.48	$0.00	$0.00	$35,455,363.80
Interest - Class A-2b Notes	$111,726.48	$111,726.48	$0.00	$0.00	$35,343,637.32
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$34,920,253.99
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$34,767,645.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,767,645.99
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$34,706,734.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,706,734.74
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$34,659,761.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,659,761.74
Regular Principal Payment	$31,390,329.57	$31,390,329.57	$0.00	$0.00	$3,269,432.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,269,432.17
Residual Released to Depositor	$0.00	$3,269,432.17	$0.00	$0.00	$0.00
Total		$36,349,909.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,390,329.57
Total					$31,390,329.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,757,802.33	$68.21	$133,470.48	$0.49	$18,891,272.81	$68.70
Class A-2b Notes	$12,632,527.24	$68.21	$111,726.48	$0.60	$12,744,253.72	$68.81
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$31,390,329.57	$23.84	$929,072.54	$0.71	$32,319,402.11	$24.55

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$148,300,535.71	0.5392747	$129,542,733.38	0.4710645
Class A-2b Notes	$99,873,669.86	0.5392747	$87,241,142.62	0.4710645
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$816,504,205.57	0.6200529	$785,113,876.00	0.5962151

Pool Information
Weighted Average APR	2.898%	2.890%
Weighted Average Remaining Term	45.55	44.70
Number of Receivables Outstanding	45,130	44,312
Pool Balance	$913,289,717.58	$878,733,445.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$849,438,542.40	$817,529,868.76
Pool Factor	0.6430267	0.6186964

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$13,181,001.69
Yield Supplement Overcollateralization Amount	$61,203,577.06
Targeted Overcollateralization Amount	$93,619,569.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,619,569.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$580,363.32
(Recoveries)		42	$122,411.76
Net Loss for Current Collection Period			$457,951.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6017%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4367%
Second Prior Collection Period			0.7153%
Prior Collection Period			0.7251%
Current Collection Period			0.6133%
Four Month Average (Current and Prior Three Collection Periods)			0.6226%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,333	$5,360,519.41
(Cumulative Recoveries)			$374,158.70
Cumulative Net Loss for All Collection Periods			$4,986,360.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3511%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,021.39
Average Net Loss for Receivables that have experienced a Realized Loss			$3,740.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	488	$11,297,171.01
61-90 Days Delinquent	0.15%	55	$1,344,850.41
91-120 Days Delinquent	0.03%	11	$273,919.91
Over 120 Days Delinquent	0.04%	12	$309,931.89
Total Delinquent Receivables	1.51%	566	$13,225,873.22

Repossession Inventory:
Repossessed in the Current Collection Period		40	$1,117,005.30
Total Repossessed Inventory		54	$1,485,569.09

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1504%
Prior Collection Period			0.1285%
Current Collection Period			0.1760%
Three Month Average			0.1517%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2195%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer